NET LOSS FROM CONTINUING OPERATIONS - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Impairment losses on property, plant and equipment	$ 1,732	$ 31,963	$ 1,387
Losses on disposal on property, plant and equipment	4,365	2,646	1,642
Impairment losses on right-of-use assets, intangibles and other assets	4,066	1,569	0
Customer care package	164	1,394	0
Loss on commitment	0	1,001	0
Other loss	277	108	0
Other operating expenses	$ 10,604	$ 38,681	$ 3,029